SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details) - Jul. 14, 2022 - Affinity DNA [member]		AUD ($)	EUR (€)
IfrsStatementLineItems [Line Items]
Amount settled in cash		$ 486,188	€ 277,500
Total consideration		486,188	€ 277,500
Intangible assets	[1]	41,264
Deferred tax liabilities		(10,316)
Identifiable net assets		30,948
Goodwill on acquisition (Note 15)		$ 455,240

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.